As filed with the U.S. Securities and Exchange Commission on April 13, 2021

Registration Nos. 2-95019

811-04189

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

Registration Statement

Under

the Securities Act of 1933	☐
Pre-Effective Amendment No.	☒
Post-Effective Amendment No. 22
Registration Statement Under
the Investment Company Act of 1940	☒
Amendment No. 5

Metropolitan Tower Separate Account Two

(Exact Name of Registrant)

Metropolitan Tower Insurance Company

(Name of Depositor)

200 Park Avenue

New York, NY 10166

(Address of depositor’s principal executive offices)

Depositor’s Telephone Number, including Area Code: (212) 578-9500

Stephen Gauster, Esq.

Executive Vice President and General Counsel

Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166

(Name and Address of Agent for Service)

Copy to:

W. Thomas Conner, Esquire

Vedder Price P.C.

1401 I Street, N.W.

Suite 1100

Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:

☒	Interests in Individual Variable Life Contracts

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 18 (“Amendment No. 18”) to Registration Statement File No. 002-95019 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on November 20, 2020. Parts A, B and C were filed in Amendment No. 18 and are incorporated by reference herein. Parts A, B and C were filed in Amendment No. 18 and are incorporated by reference herein.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in City of New York, and State of New York, 13th of April, 2021.

Metropolitan Tower Life Separate Account Two (Registrant)

BY:	Metropolitan Tower Life Insurance
Company
(Depositor)

BY:	/s/ Howard Kurpit
Howard Kurpit
Senior Vice President

BY:	Metropolitan Tower Life Insurance
Company
(Depositor)

BY:	/s/ Howard Kurpit
Howard Kurpit
Senior Vice President

Signatures

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated and on April 13, 2021.

Signature	Title

* Graham Scott Cox	President, Presiding Officer of the Board of Directors and Director

* Michael Borowski	Director

* Bryan Boudreau	Director

* Michael Sakoulas	Senior Vice President and Chief Financial Officer and Treasurer

* Tamara Schock	Executive Vice President, and Chief Accounting Officer

* Charles Scully	Executive Vice President, Executive Investment Officer and Director

* Kevin Mackay	Director

* Michael Zarcone	Director

* Steven Caldwell	Director

* Rebecca Tadikonda	Director

*By: /s/ Robin Wagner Robin Wagner Attorney-in-Fact April 13, 2021

*	Metropolitan Tower Life Insurance Company. Executed by Robin Wagner, on behalf of those indicated pursuant to powers of attorney .